Income Taxes - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Total Gross Unrecognized Tax Benefits
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, deferred tax asset, provisional income tax expense	$ 132
Tax Cuts And Jobs Act Of 2017, incomplete accounting, transition tax for accumulated foreign earnings, provisional income tax expense (benefit)	271
Increase (decrease )in tax credit carryforward	549
Operating loss carryforwards	1,376	$ 142
Valuation allowances	2,484	87
Valuation allowance, deferred tax asset, increase (decrease)	2,397
Deferred tax assets, operating loss carryforwards, foreign	192
Deferred tax liability not provided for temporary difference	8,000
Tax liabilities for gross unrecognized tax benefits	395	$ 94	$ 100
Interest accrued on income taxes for unrecognized tax benefits	95
Penalties accrued on income taxes for unrecognized tax benefits	53
Uncertain tax positions	543
Unrecognized tax benefits that would impact effective tax rate	522
Deferred tax asset that we did not prevail on all uncertain tax position	21
Uncertain tax positions, liabilities	105
Uncertain tax positions, assets	2
Unrecognized tax benefits included in noncurrent portion of income tax liabilities	$ 288
Number of countries in which entity operates (more than) | country	120
Indefinite Foreign Tax
Total Gross Unrecognized Tax Benefits
Deferred tax assets, tax credit carryforwards, foreign	$ 129
Definite Foreign Tax
Total Gross Unrecognized Tax Benefits
Deferred tax assets, tax credit carryforwards, foreign	395
Other Tax
Total Gross Unrecognized Tax Benefits
Deferred tax assets, tax credit carryforwards	30
Five year carryforward
Total Gross Unrecognized Tax Benefits
Operating loss carryforwards	$ 319
Expiration of operation loss carryforwards over the next 5 years	5 years
Six to twenty year carryforward
Total Gross Unrecognized Tax Benefits
Operating loss carryforwards	$ 293
Foreign Net Operating Loss
Total Gross Unrecognized Tax Benefits
Valuation allowances	1,125
US And Foreign Tax Credit Carryforward
Total Gross Unrecognized Tax Benefits
Valuation allowances	524
Other United States Net Operating Loss Tax Credit Carryforward
Total Gross Unrecognized Tax Benefits
Valuation allowances	57
Other US And Foreign Deferred Tax Assets
Total Gross Unrecognized Tax Benefits
Valuation allowances	$ 778
Minimum | Six to twenty year carryforward
Total Gross Unrecognized Tax Benefits
Expiration of operation loss carryforwards over the next six to 20 years	6
Maximum | Six to twenty year carryforward
Total Gross Unrecognized Tax Benefits
Expiration of operation loss carryforwards over the next six to 20 years	20